Material accounting policies (Details Narrative)	12 Months Ended
Mar. 31, 2024 ₨ / shares
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	84.34
Buildings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Right of use assets estimated useful life	3 years
Buildings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Right of use assets estimated useful life	9 years
Other property, plant and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Right of use assets estimated useful life	3 years
Other property, plant and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Right of use assets estimated useful life	5 years